Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Considers Directors and Officers	The Company’s related parties primarily consist of key management personnel. The Company considers directors and officers of Greenfire Resources Ltd. as key management personnel.
($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Salaries, benefits, and director fees	$3,808	$1,978	$873